INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred and current income tax:
Deferred tax benefit (expense)	$ (795)	$ (1,130)	$ 1,989
Current taxes	(1,129)	(2,626)	(1,254)
Income tax benefit (taxes on income)	(1,924)	(3,756)	735
Taxes by jurisdiction:
Domestic	(238)	(296)	(285)
Foreign	(1,686)	(3,460)	1,020
Income tax benefit (taxes on income)	(1,924)	(3,756)	735
Domestic taxes:
Current	(238)	(296)	(285)
Deferred
Total federal taxes	(238)	(296)	(285)
Foreign taxes:
Current	(891)	(2,330)	(969)
Deferred	(795)	(1,130)	1,989
Total foreign taxes	(1,686)	(3,460)	1,020
Income tax benefit (taxes on income)	$ (1,924)	$ (3,756)	$ 735